As filed with the Securities and Exchange Commission on August 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2011

Date of reporting period:  June 30, 2011

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2011 (Unaudited)

Shares		Value

	COMMON STOCKS - 99.1%
	Administrative and Support Services - 3.9%
199,000	Robert Half International, Inc.	$5,378,970
	Apparel Manufacturing - 4.0%
165,000	Cintas Corp.	5,449,950
	Chemical Manufacturing - 5.4%
108,500	Abbott Laboratories	5,709,270
60,000	Bristol-Myers Squibb Co.	1,737,600
		7,446,870
	Computer and Electronic Product Manufacturing - 11.5%
50,000	Hewlett-Packard Co.	1,820,000
34,000	International Business Machines Corp.	5,832,700
315,000	Nokia Corp. - ADR	2,022,300
165,000	TE Connectivity (a)	6,065,400
		15,740,400
	Credit Intermediation and Related Activities - 12.5%
500,000	Bank of America Corp.	5,480,000
142,000	Citigroup Inc. (b)	5,912,880
128,000	State Street Corp.	5,771,520
		17,164,400
	Educational Services - 3.1%
96,500	Apollo Group, Inc. - Class A (b)	4,215,120
	Food Manufacturing - 3.2%
200,000	Dean Foods Co. (b)	2,454,000
55,000	Kraft Foods Inc. - Class A	1,937,650
		4,391,650
	Insurance Carriers and Related Activities - 11.3%
100,000	Aetna Inc.	4,409,000
170,000	Axis Capital Holdings Ltd. (a)	5,263,200
206,000	Lincoln National Corp.	5,868,940
		15,541,140
	Machinery Manufacturing - 3.8%
280,000	General Electric Co.	5,280,800
	Miscellaneous Manufacturing - 7.8%
96,000	Baxter International Inc.	5,730,240
130,000	Medtronic, Inc.	5,008,900
		10,739,140
	Printing and Related Support Activities - 7.8%
141,000	Avery Dennison Corp.	5,446,830
270,000	R.R. Donnelley & Sons Co.	5,294,700
		10,741,530
	Professional, Scientific, and Technical Services - 4.2%
120,000	Omnicom Group Inc.	5,779,200
	Publishing Industries - 14.0%
165,000	Electronic Arts Inc. (b)	3,894,000
137,500	McGraw-Hill Companies, Inc.	5,762,625
230,000	Microsoft Corp.	5,980,000
110,000	Oracle Corp.	3,620,100
		19,256,725
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
65,000	SEI Investments Co.	1,463,150
	Telecommunications - 2.8%
50,000	Time Warner Cable Inc.	3,902,000
	Water Transportation - 2.7%
100,000	Carnival Corp. (a)	3,763,000

	TOTAL COMMON STOCKS (Cost $126,444,302)	136,254,045

	SHORT-TERM INVESTMENTS - 0.2%
278,612	Fidelity Institutional Money Market Portfolio - Select Class, 0.08% (c)	278,612
	TOTAL SHORT-TERM INVESTMENTS (Cost $278,612)	278,612
	Total Investments in Securities (Cost $126,722,914) - 99.3%	136,532,657
	Other Assets in Excess of Liabilities - 0.7%	918,314
	NET ASSETS - 100.0%	$137,450,971

ADR - American Depository Receipt
(a) U.S. traded security of a foreign issuer.
(b) Non-income producing security.
(c) Rate shown is the 7-day yield at June 30, 2011.

Note 1 – Securities Valuation

The Poplar Forest Partners Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support, Waste Management	$5,378,970	$-	$-	$5,378,970
Educational Services	4,215,120	-	-	4,215,120
Finance and Insurance	34,168,690	-	-	34,168,690
Information	23,158,725	-	-	23,158,725
Manufacturing	59,790,340	-	-	59,790,340
Professional, Scientific, and Technical Services	5,779,200	-	-	5,779,200
Transportation and Warehousing	3,763,000	-	-	3,763,000
Total Common Stocks	136,254,045	-	-	136,254,045
Short-Term Investments	278,612			278,612
Total Investments in Securities	$136,532,657	$-	$-	$136,532,657

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at June 30, 2011, the end of the reporting period.  The Fund recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ended June 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$126,526,656

Gross unrealized appreciation	$13,783,996
Gross unrealized depreciation	(3,777,995)
Net unrealized appreciation	$10,006,001

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 8/17/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                                   Douglas G. Hess, President

Date 8/17/2011

By (Signature and Title)* /s/ Cheryl L. King
                                                   Cheryl L. King, Treasurer

Date 8/17/2011

* Print the name and title of each signing officer under his or her signature.